Organization and Basis of Presentation - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012 Subsidiary	Dec. 31, 2011 Subsidiary	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Variable Interest Entities for Loans to Commercial Borrowers [Line Items]
Number of subsidiaries	3	3
Cash balance at the end of the period	$ 468,420	$ 86,685	$ 286,110	$ 144,787	$ 992,112
Accumulated losses	$ (9,160,780)	$ (8,069,326)		$ (6,421,740)
Oryon Technologies LLC
Schedule of Variable Interest Entities for Loans to Commercial Borrowers [Line Items]
Ownership Percentage	51.00%	51.00%
Remaining ownership percentage
Schedule of Variable Interest Entities for Loans to Commercial Borrowers [Line Items]
Ownership Percentage	49.00%	49.00%